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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606

                                                              November 13, 2007

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

         Re: Van Kampen Series Fund, Inc.
             Registration Statement
             on Form N-14

Ladies and Gentlemen:

          Van Kampen Series Fund, Inc. (the "Series Fund") hereby files via EDGAR one electronically signed copy of its Registration Statement on Form N-14 in connection with the reorganization of Van Kampen Select Growth Fund, a series of Van Kampen Equity Trust, into Van Kampen Equity Growth Fund, a series of the Series Fund, filed pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (312) 407-0863 or Elisa Mitchell at
(630) 684-6724.

                                                          Very truly yours,



                                                          /s/ Charles B. Taylor